Significant accounting policies, judgements, estimates and assumptions - Summary of sales and other operating revenues by product grouping (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Corporate Information And Statement Of IFRS Compliance [Abstract]
Crude oil	$ 49,670	$ 32,284
Oil products	159,821	126,465
Natural gas and NGLs	16,196	11,337
Non-oil products and other operating revenues from contracts with customers	12,538	11,487
Revenue from contracts with customers	238,225	181,573
Other revenues	1,983	1,435
Sales and other operating revenues	$ 240,208	$ 183,008	$ 222,894